SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Offsetting Assets [Line Items]
Number of options	10,105	20,313	21,146
Exercise Price	$ 53.21	$ 54.23	$ 53.04
Stock Option One [Member]
Offsetting Assets [Line Items]
Number of options	3,230
Exercise Price	$ 88.88
Issuance date	Dec. 04, 2017
Expiry date	Dec. 04, 2027
Stock Option Three [Member]
Offsetting Assets [Line Items]
Number of options	1,250
Exercise Price	$ 8.88
Issuance date	Mar. 16, 2020
Expiry date	Mar. 16, 2030
Stock Option Four [Member]
Offsetting Assets [Line Items]
Number of options	5,625
Exercise Price	$ 42.62
Issuance date	Oct. 06, 2021
Expiry date	Oct. 06, 2031